Financial Risk Management Objectives And Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management Objectives And Policies [Line Items]
Profit before taxation	$ (11,163,000)	$ 46,373,000	$ 19,059,000
Increase decrease equity price	50.00%
Deposits and other receivables	$ 1,328,000	1,621,000	2,287,000
ECL [Member]
Financial Risk Management Objectives And Policies [Line Items]
Deposits and other receivables	501,000	501,000	501,000
Allowance of ECL on deposits and other receivables	$ 0	0	0
Concentrations Risk [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of increase/decrease in equity price	5.00%
Profit before taxation	$ 15,207,000	$ 20,376,000	$ 3,603,000
Equity shares (in Shares)		2	2
Financial Assets FVTPL [Member]
Financial Risk Management Objectives And Policies [Line Items]
Profit before taxation		$ 1,043,000	$ 256,000
Higher lower and loss before taxation	$ 1,242,000